Commitments and Contingencies - Product Liability Contingency (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015
Product Liability Contingency [Line Items]
Loss Contingency Accrual, Period Increase (Decrease)	$ 4,000
Third Party Recovery		$ 10,000	$ 5,000		$ 5,000
Insurance Recovery Cash Spend					25,000
Loss Contingency, Receivable, Period Increase (Decrease)					25,000
Product Liability Contingency, Third Party Recovery	4,100
Product Liability Accrual, Component Amount	4,400				4,400
Product Liability Costs in Excess of Threshold					18,400
PROFEMUR Titanium Modular Neck Product [Member]
Product Liability Contingency [Line Items]
Estimated product liability range, minimum	19,000				19,000
Estimated product liability range, maximum	24,800				24,800
Product Liability Accrual, Net	19,000				19,000
Product Liability, current	5,000				5,000
Product Liability, non current	14,000				14,000
Increase Decrease in Estimated Recovery from Third Party				$ 19,400
Estimated Recovery from Third Party, Current	0				25,000
Loss Contingency, Receivable, Period Increase (Decrease)	$ 25,000
Maximum Estimated Third Party Recovery					40,000
CONSERVE (R) Metal-on-metal [Member]
Product Liability Contingency [Line Items]
Product Liability Contingency, Third Party Recovery					$ 14,800